Loans (Primary Segments of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Individually Evaluated for Impairment	$ 8,037	$ 11,431
Collectively Evaluated for Impairment	200,882	190,998
Total	208,919	202,429
Real Estate: [Member]
Individually Evaluated for Impairment	7,164	11,416
Collectively Evaluated for Impairment	168,560	160,284
Total	175,724	171,700
One-to-four-family [Member]
Individually Evaluated for Impairment	6,693	10,797
Collectively Evaluated for Impairment	83,493	85,742
Total	90,186	96,539
Multi-family [Member]
Collectively Evaluated for Impairment	25,773	21,241
Total	25,773	21,241
Non-residential [Member]
Collectively Evaluated for Impairment	50,660	43,401
Total	50,660	43,401
Construction [Member]
Collectively Evaluated for Impairment	935	398
Total	935	398
Home equity and second mortgages [Member]
Individually Evaluated for Impairment	471	619
Collectively Evaluated for Impairment	7,699	9,502
Total	8,170	10,121
Commercial [Member]
Individually Evaluated for Impairment	873	15
Collectively Evaluated for Impairment	32,219	30,631
Total	33,092	30,646
Consumer [Member]
Collectively Evaluated for Impairment	103	83
Total	$ 103	$ 83